ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN
Schedule of Property and Equipment
Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 40 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5-10 years
Computers and software	3-5 years

Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 40 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5-10 years
Computers and software	3-5 years

Schedule of Assets Measured and Recognized at Fair Value on a Recurring Basis
	March 31, 2022			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities - ICC International Cannabis Corp.	$-	$-	-	$-
Marketable securities - National Bank of Greece	6,822	-	-	6,822
Equity securities - Pancreta Bank	-	5,729	-	5,729
	$6,822	$5,729		$12,551
	December 31, 2021			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities - ICC International Cannabis Corp.	$-	$-	-	$-
Marketable securities - National Bank of Greece	6,696	-	-	6,696
Equity securities - Pancreta Bank	-	4,772	-	4,772
	$6,696	$4,772		$11,468

	December 31, 2021			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities - ICC International Cannabis Corp.	$-	-	-	$-
Marketable securities - Diversa S.A.	-	-	-	-
Marketable securities - National Bank of Greece	6,696	-	-	6,696
	$6,696			$6,696
	December 31, 2020			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities - ICC International Cannabis Corp.	$-	-	-	$-
Marketable securities - Diversa S.A.	218,183	-	-	218,183
Marketable securities - National Bank of Greece	4,609	-	-	4,609
	$222,792			$222,792

Schedule of Reconciliation of Basic Shares Outstanding to Fully Diluted Shares Outstanding
	Three Months Ended March 31,
	2022	2021
Weighted average number of common shares outstanding-Basic	17,755,516	15,034,219
Potentially dilutive common stock equivalents	-	-
Weighted average number of common and equivalent shares outstanding - Diluted	17,755,516	15,034,219